Cover	Sep. 27, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 27, 2022
Entity File Number	000-54936
Entity Registrant Name	Zenosense, Inc.
Entity Central Index Key	0001458581
Entity Tax Identification Number	26-3257291
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Room 2205
Entity Address, Address Line Two	No. 100 Dongfang Road
Entity Address, Address Line Three	Pudong New Area
Entity Address, City or Town	Shanghai
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	200120
City Area Code	86
Local Phone Number	15800945528
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false